As filed with the Securities and Exchange Commission on April 9, 2020 File Nos. 811-09607 333-88517

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	43	[X]
	and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	45	[X]

(Check appropriate box or boxes)

FAIRHOLME FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

2601 NE 2nd AVENUE

MIAMI, FL 33137

(Address of Principal Executive Office)

305-358-3000

(Registrant's Telephone Number, including Area Code)

MR. BRUCE R. BERKOWITZ

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

2601 NE 2nd AVENUE

MIAMI, FL 33137

(Name and address of agent for Service)

Copies of Communications to:

Mr. Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

[X]Immediately upon filing pursuant to Rule 485(b).

[	]	on (date) pursuant to Rule 485(b).
[	]	on (date) pursuant to Rule 485(a)(1).
[	]	60 days after filing pursuant to Rule 485(a)(1).
[	]	75 days after filing pursuant to Rule 485(a)(2).
[	]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Miami and State of Florida, on the 9th day of April, 2020.

FAIRHOLME FUNDS, INC.

/s/ Bruce R. Berkowitz

By: BRUCE R. BERKOWITZ

President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date
/s/ Bruce R. Berkowitz	President & Director	April 9, 2020
Bruce R. Berkowitz
/s/ Wayne Kellner	Treasurer	April 9, 2020
Wayne Kellner
/s/ Leigh Walters, Esq.*	Director	April 9, 2020
Leigh Walters, Esq.
/s/ Terry L. Baxter*	Director	April 9, 2020
Terry L. Baxter
/s/Steven J. Gilbert*	Director	April 9, 2020
Steven J. Gilbert

*By /s/ Bruce R. Berkowitz Bruce R. Berkowitz

Attorney-in-Fact (pursuant to powers of attorney previously filed with the Securities and Exchange Commission)

SCHEDULE OF EXHIBITS TO FORM N-1A

Fairholme Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase